As filed with the Securities and Exchange Commission on August 2, 2000
------------------------------------------------------------------------------
Registration No. 2-57116


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /

PRE-EFFECTIVE AMENDMENT NO. 1                         / X  /

POST-EFFECTIVE AMENDMENT NO. ___                      /     /



                       OPPENHEIMER MUNICIPAL BOND FUND
              (Exact Name of Registrant as Specified in Charter)


            Two World Trade Center, New York, New York 10048-0203
                   (Address of Principal Executive Offices)

                                  212-323-0200
                         (Registrant's Telephone Number)

                           Andrew J. Donohue, Esq.
                 Executive Vice President and General Counsel
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
                                 212-323-0256
                   (Name and Address of Agent for Service)


  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B and Class C shares

It is proposed that this filing will become effective on September 1, 2000 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Registration Statement on Form N-14 (the "Registration Statement") for Oppenheimer Municipal Bond Fund (the "Registrant") initally filed with the Commission on July 17, 2000 is hereby incorporated by reference into this filing and includes the Prospectus and Statement of Additional Information of the Registrant and the Proxy Statement of Oppenheimer Municipal Fund, on behalf of its series, Oppenheimer Insured Municipal Fund ("Insured Municipal Fund") (referred to as the "Prospectus/Proxy Statement").

The purpose of this filing is to include the pro forma financial statements for the surviving fund, Oppenheimer Municipal Bond Fund pursuant to Rule 11-01 of Regulation S-X.

                            CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover*
Contents Page*
Shareholder Letter*
Notice of Shareholder Meeting*

Part A

Prospectus for Oppenheimer Municipal Bond Fund*
Proxy Statement for Oppenheimer Municipal Fund on behalf of its series, Oppenheimer
Insured Municipal Fund*

Part B

Statement of Additional Information*
Pro forma financial statements for Oppenheimer Municipal Bond Fund

Part C

Other Information
Signatures

* Previously filed with Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

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PROFORMA COMBINING STATEMENT OF INVESTMENTS           March 31, 2000 (Unaudited)
Oppenheimer Municipal Bond Fund and Oppenheimer Insured Municipal Fund

                                                   PRINCIPAL AMOUNT                       MARKET VALUE
                                                   -------------------------------------  -----------------------------------------
                                                               OPPENHEIMER                             OPPENHEIMER
                                 RATINGS:         OPPENHEIMER  INSURED                   OPPENHEIMER   INSURED
                                 MOODY'S/         MUNICIPAL    MUNICIPAL     COMBINED    MUNICIPAL     MUNICIPAL       COMBINED
                                 S&P/FITCH        BOND FUND    FUND          PROFORMA    BOND FUND     FUND            PROFORMA
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND
NOTES - 99.4%
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
AK Export & IDAU RB,
Snettisham Hydroelectric
Power, First Series, AMBAC
Insured, 5.50%, 1/1/16           NR  /AAA /AAA    $     --    $  1,145,000    $ 1,145,000 $     --     $  1,111,451    $  1,111,451
-----------------------------------------------------------------------------------------------------------------------------------
AK Export & IDAU RB,
Snettisham Hydroelectric
Power, First Series, AMBAC
Insured, 5.50%, 1/1/17           NR  /AAA /AAA          --       1,265,000      1,265,000       --        1,219,966       1,219,966
-----------------------------------------------------------------------------------------------------------------------------------
Anchorage, AK Water
RRB, AMBAC Insured,
5.625%, 9/1/13                   Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,022,090       1,022,090
-----------------------------------------------------------------------------------------------------------------------------------
Anchorage, AK Water
RRB, AMBAC Insured, 6%,
9/1/19                           Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,024,450       1,024,450
-----------------------------------------------------------------------------------------------------------------------------------
Anchorage, AK Water RRB,
AMBAC Insured, 6%, 9/1/24        Aaa /AAA /AAA          --       1,500,000      1,500,000       --        1,519,035       1,519,035
                                                                                          -----------------------------------------
                                                                                                --        5,896,992       5,896,992
-----------------------------------------------------------------------------------------------------------------------------------
ARIZONA - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
AZ Educational LMC RRB,
Series B, 7%, 3/1/05             Aa2 /NR                --       1,090,000      1,090,000       --        1,134,058       1,134,058
-----------------------------------------------------------------------------------------------------------------------------------
Central AZ Irrigation
& Drainage District GORB,
Series A, 6%, 6/1/13             NR  /NR           1,080,950          --       1,080,950     940,751           --           940,751
-----------------------------------------------------------------------------------------------------------------------------------
Peoria, AZ IDAU RRB,
Sierra Winds Life, Series
A, 6.375%, 8/15/29               NR  /NR           5,000,000          --        5,000,000  4,338,350           --         4,338,350
-----------------------------------------------------------------------------------------------------------------------------------
University of AZ COP,
University Parking and
Student Housing, AMBAC
Insured, 5.75%, 6/1/19           Aaa /AAA               --       2,000,000      2,000,000       --        2,020,400       2,020,400
                                                                                          -----------------------------------------
                                                                                           5,279,101      3,154,458       8,433,559
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA - 8.9%
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CA Foothill/Eastern Corridor
Agency Toll Road RB, Sr. Lien,
Prerefunded, Series A,
6.50%, 1/1/32                    Aaa /AAA /BBB     3,000,000          --        3,000,000  3,317,190           --         3,317,190
-----------------------------------------------------------------------------------------------------------------------------------
CA HFA RB, Series C, 6.65%,
8/1/14                           Aa2 /AA-          5,000,000          --        5,000,000  5,094,900           --         5,094,900
-----------------------------------------------------------------------------------------------------------------------------------
CA HFA SFM RB, Series C,
6.75%, 2/1/25                    Aa2 /AA-          4,775,000          --        4,775,000  4,865,295           --         4,865,295
-----------------------------------------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding
COP, Cedars-Sinai Medical
Center, MBIA Insured,
6.50%, 8/1/12                    Aaa /AAA               --       1,000,000      1,000,000       --        1,100,970       1,100,970
-----------------------------------------------------------------------------------------------------------------------------------
CA SCDAU Revenue Refunding COP,
Inverse Floater, 7.068%,
11/1/15 (1)                      A1  /NR           1,500,000          --        1,500,000  1,479,375           --         1,479,375
-----------------------------------------------------------------------------------------------------------------------------------
Industry, CA UDA TXAL Bonds,
Transportation Distribution
Project No. 3, 6.90%, 11/1/07    NR  /A-             500,000          --          500,000    527,840           --           527,840
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Regional AIC
Lease RRB, 5.65%, 8/1/17         Ba2 /BB           4,600,000          --        4,600,000  4,082,776           --         4,082,776
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA Regional AIC
Lease RRB, Facilities Sublease-
International Airport Project,
6.35%, 11/1/25                   Baa3/BBB-         8,930,000          --        8,930,000  8,549,314           --         8,549,314
-----------------------------------------------------------------------------------------------------------------------------------
Palmdale, CA Community RA SFM
RRB, Escrowed to Maturity,
Series A, 8%, 3/1/16             Aaa /NR  /A+      5,000,000          --        5,000,000  6,298,700           --         6,298,700
-----------------------------------------------------------------------------------------------------------------------------------
Perris, CA SFM RB, Escrowed
to Maturity, Series A, 8.30%,
6/1/13                           Aaa /AAA          7,000,000          --        7,000,000  8,935,220           --         8,935,220
-----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed
to Maturity, Series A,
7.60%, 5/1/23                    Aaa /AAA          6,000,000          --        6,000,000  7,290,540           --         7,290,540
-----------------------------------------------------------------------------------------------------------------------------------
Pomona, CA USD GORB,
Series A, MBIA Insured,
6.15%, 8/1/15                    Aaa /AAA               --       1,000,000      1,000,000       --        1,089,460       1,089,460
-----------------------------------------------------------------------------------------------------------------------------------
Redding, CA Electric System
Revenue COP, FGIC Insured,
Inverse Floater, 7.028%,
6/1/19 (1)                       Aaa /AAA /AAA     6,000,000          --        6,000,000  5,902,500           --         5,902,500
-----------------------------------------------------------------------------------------------------------------------------------
Redding, CA Electric System
Revenue COP, MBIA Insured,
Inverse Floater, 8.548%,
7/8/22 (1)                       Aaa /AAA               --       1,500,000      1,500,000       --        1,708,125       1,708,125
-----------------------------------------------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric
RRB, Series G, MBIA
Insured, 6.50%, 9/1/13           Aaa /AAA /A            --       1,000,000      1,000,000       --        1,145,820       1,145,820
                                                                                          -----------------------------------------
                                                                                          56,343,650      5,044,375      61,388,025
-----------------------------------------------------------------------------------------------------------------------------------
COLORADO - 1.6%
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Broomfield, CO COP,
5.75%, 12/1/24                   Aaa /AAA               --       1,250,000      1,250,000       --        1,254,950       1,254,950
-----------------------------------------------------------------------------------------------------------------------------------
CO HFA RRB, Single Family
Program, Series B-2, 7.10%,
4/1/17                           Aa2 /AA                --       1,000,000      1,000,000       --        1,089,660       1,089,660
-----------------------------------------------------------------------------------------------------------------------------------
CO HFAU RB, Rocky Mountain
Adventist Health System,
6.625%, 2/1/22                   Ba1 /BB           5,000,000          --        5,000,000  4,213,900           --         4,213,900
-----------------------------------------------------------------------------------------------------------------------------------
CO Housing FAU SFM RB, Sr.
Lien, Series C-2, 6.875%,
11/1/28                          Aa2 /NR                --       2,000,000      2,000,000       --        2,106,180       2,106,180
-----------------------------------------------------------------------------------------------------------------------------------
CO Resource & Power DA
Small Water Resource RB,
Series A, FGIC Insured,
5.80%, 11/1/20                   Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,009,790       1,009,790
-----------------------------------------------------------------------------------------------------------------------------------
Douglas & Elbert Cntys., CO
SDI No. RE-1, Improvement
GOB, Series A, MBIA Insured,
8%, 12/15/09                     Aaa /AAA               --       1,000,000      1,000,000       --        1,223,600       1,223,600
                                                                                          -----------------------------------------
                                                                                           4,213,900      6,684,180      10,898,080
-----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
CT Housing FAU RB, Series A,
Subseries A-2, 6.20%, 11/15/22   Aa2 /AA                --         830,000        830,000       --          841,545         841,545
-----------------------------------------------------------------------------------------------------------------------------------
CT Housing FAU RRB, Series A,
Subseries D-2, 6.20%, 11/15/27   Aa2 /AA                --         945,000        945,000       --          957,115         957,115
-----------------------------------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot
Tribe Special RB, Prerefunded,
Series A, 6.40%, 9/1/11 (2)     Aaa /AAA          7,435,000          --        7,435,000  8,156,046           --         8,156,046
-----------------------------------------------------------------------------------------------------------------------------------
Mashantucket, CT Western
Pequot Tribe Special RB,
Unrefunded Balance, Series A,
6.40%, 9/1/11 (2)                NR  /BBB-         7,565,000          --        7,565,000  7,863,439           --         7,863,439
-----------------------------------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot
Tribe Special RRB, Sub. Lien,
Series B, 5.75%, 9/1/27 (2)      Baa3/NR          11,900,000          --       11,900,000 10,838,639           --        10,838,639
                                                                                          -----------------------------------------
                                                                                          26,858,124      1,798,660      28,656,784
-----------------------------------------------------------------------------------------------------------------------------------
FLORIDA - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dade Cnty., FL IDAU RB, Miami
Cerebral Palsy Services Project,
8%, 6/1/22                       NR  /NR           2,755,000          --        2,755,000  2,893,191           --         2,893,191
-----------------------------------------------------------------------------------------------------------------------------------
FL BOE Capital Outlay GORB,
8.40%, 6/1/07                    Aa2 /AA+            750,000          --          750,000    881,040           --           881,040
-----------------------------------------------------------------------------------------------------------------------------------
FL HFA RB, Riverfront Apts.,
Series A, AMBAC Insured,
6.25%, 4/1/37                    Aaa /AAA             40,000          --           40,000     40,000           --            40,000
-----------------------------------------------------------------------------------------------------------------------------------
FL HFA MH RRB, Series C,
6%, 8/1/11                       NR  /AAA               --       1,000,000      1,000,000                 1,025,590       1,025,590
-----------------------------------------------------------------------------------------------------------------------------------
FL HFA SFM RRB, Series A,
6.35%, 7/1/14                    Aaa /AAA            630,000          --          630,000    641,277           --           641,277
-----------------------------------------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST
RB, Series A, 6.30%, 5/1/02      NR  /NR           1,103,000          --        1,103,000  1,104,732           --         1,104,732
-----------------------------------------------------------------------------------------------------------------------------------
Heritage Springs, FL CDD
Capital Improvement RB,
Series B, 6.25%, 5/1/05          NR  /NR           2,410,000          --        2,410,000  2,387,683           --         2,387,683
-----------------------------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Housing FAU SFM
RB, Series A-2, 6.85%, 3/1/29    Aaa /NR           1,585,000          --        1,585,000  1,698,787           --         1,698,787
-----------------------------------------------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board
of Directors RRB, MBIA Insured,
Inverse Floater, 8.887%,
3/26/20 (1)                      Aaa /AAA               --       1,000,000      1,000,000       --        1,060,000       1,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Lee Cnty., FL IDAU HCF RRB,
Shell Point Village Project,
Series A, 5.50%, 11/15/21        NR  /BBB-         2,000,000          --        2,000,000  1,566,500           --         1,566,500
-----------------------------------------------------------------------------------------------------------------------------------
Lee Cnty., FL IDAU HCF RRB,
Shell Point Village Project,
Series A, 5.50%, 11/15/29        NR  /BBB-         2,250,000          --        2,250,000  1,692,112           --         1,692,112
-----------------------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB,
Sub. Lien, Series B, MBIA
Insured, Zero Coupon, 5.452%,
10/1/29 (3)                      Aaa /AAA /AAA    25,895,000          --       25,895,000  4,281,220           --         4,281,220
-----------------------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFAU
RB, Retirement Community,
5.125%, 11/15/29                 NR  /A-           3,130,000          --        3,130,000  2,411,665           --         2,411,665
                                                                                          -----------------------------------------
                                                                                          19,598,207      2,085,590      21,683,797
-----------------------------------------------------------------------------------------------------------------------------------
HAWAII - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hawaii Budget & Finance
Department Special Purpose
RRB, Series D, AMBAC Insured,
Prerefunded, 6.15%, 1/1/20       Aaa /AAA               --       1,000,000      1,000,000       --        1,019,490       1,019,490
-----------------------------------------------------------------------------------------------------------------------------------
GEORGIA - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
GA MEAU RRB, Project One,
Series X, MBIA Insured,
6.50%, 1/1/12                    Aaa /AAA            500,000          --          500,000    558,670           --           558,670
-----------------------------------------------------------------------------------------------------------------------------------
GA MEAU SPO Refunding
Bonds, Series Y, MBIA Insured,
6.50%, 1/1/17                    Aaa /AAA         11,750,000          --       11,750,000 13,127,217           --        13,127,217
-----------------------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU
SWD RB, Visy Paper Inc.
Project, 7.40%, 1/1/16           NR  /NR           4,480,000          --        4,480,000  4,573,542           --         4,573,542
-----------------------------------------------------------------------------------------------------------------------------------
Savannah, GA EDAU RB,
College of Art & Design
Project, 6.90%, 10/1/29          NR  /BBB-         5,880,000          --        5,880,000  5,898,992           --         5,898,992
                                                                                          -----------------------------------------
                                                                                          24,158,421           --        24,158,421
-----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL SFM RB, Series
B, 6.95%, 9/1/28                 Aaa /NR                --       1,830,000      1,830,000       --        1,924,812       1,924,812
-----------------------------------------------------------------------------------------------------------------------------------
Chicago. IL GOUN, Series
A, FGIC Insured, 6.75%, 1/1/35   Aaa /AAA /AAA          --       2,000,000      2,000,000       --        2,179,660       2,179,660
-----------------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL Community
College District No. 508
Chicago COP, FGIC Insured,
8.75%, 1/1/05                    Aaa /AAA /AAA          --         500,000        500,000       --          577,315         577,315
-----------------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL Community
College District No. 508 Lease
COP, Series C, MBIA Insured,
7.70%, 12/1/07                   Aaa /AAA               --       1,500,000      1,500,000       --        1,745,910       1,745,910
-----------------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL RB, FGIC
Insured, 5.50%, 11/15/22         Aaa /AAA /AAA          --       6,000,000      6,000,000       --        5,698,380       5,698,380
-----------------------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 99
Cicero GOB, FGIC Insured,
8.50%, 12/1/05                   Aaa /NR                --       1,170,000      1,170,000       --        1,366,958       1,366,958
-----------------------------------------------------------------------------------------------------------------------------------
IL HFAU RB, Hinsdale Hospital
Project, Escrowed to Maturity,
Series C, 9.50%, 11/15/19        NR  /AAA            820,000          --          820,000    864,034           --           864,034
-----------------------------------------------------------------------------------------------------------------------------------
IL Regional Transportation
Authority RB, AMBAC Insured,
7.20%, 11/1/20                   Aaa /AAA /AAA     7,500,000          --        7,500,000  8,864,700           --         8,864,700
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition
Authority RB, IL Hospitality
Facilities, McCormick Plaza
Convention Center, Escrowed to
Maturity, 7%, 7/1/26             A  /AAA /AAA           --       3,000,000      3,000,000       --        3,474,300       3,474,300
                                                                         ----------------------------------------------------------
                                                                                9,728,734                16,967,335      26,696,069
-----------------------------------------------------------------------------------------------------------------------------------
INDIANA - 4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Hamilton Southeastern, IN
Consolidated School Building
Corp. RRB, First Mtg., AMBAC
Insured, 7%, 7/1/11              Aaa /AAA /AAA          --         500,000        500,000       --          519,005         519,005
-----------------------------------------------------------------------------------------------------------------------------------
IN Office Building
Commission Capital Complex
RB, Series B, MBIA Insured,
7.40%, 7/1/15                    Aaa /AAA               --       2,500,000      2,500,000       --        3,008,075       3,008,075
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport
Authority RB, SPF Federal
Express Corp. Project,
7.10%, 1/15/17                   Baa2/BBB         15,500,000          --       15,500,000 16,117,365           --        16,117,365
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport
Authority RB, SPF United
Airlines Project, Series A,
6.50%, 11/15/31                  Baa2/BB+         10,500,000          --       10,500,000 10,251,465           --        10,251,465
                                                                                          -----------------------------------------
                                                                                          26,368,830      3,527,080      29,895,910
-----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Kenton Cnty., KY AB RB,
SPF Delta Airlines Project,
Series A, 6.125%, 2/1/22         Baa3/BBB-         2,790,000          --        2,790,000  2,649,886           --         2,649,886
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
New Orleans, LA Home Mtg.
Authority SPO Refunding
Bonds, Escrowed to Maturity,
6.25%, 1/15/11                   Aaa /NR           9,500,000          --        9,500,000 10,274,820           --        10,274,820
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
MA GOB, Unrefunded Balance,
Series B, MBIA Insured,
6.50%, 8/1/11                    Aaa /AAA /AAA       430,000          --          430,000    447,832           --           447,832
-----------------------------------------------------------------------------------------------------------------------------------
MA Health & Educational FA
RB, Mt. Auburn Hospital
Issue, Series B-1, MBIA
Insured, 6.25%, 8/15/14          Aaa /AAA               --       1,000,000      1,000,000       --        1,047,160       1,047,160
-----------------------------------------------------------------------------------------------------------------------------------
MA HFA RB, Series A, AMBAC
Insured, 6.60%, 7/1/14           Aaa /AAA /AAA          --       1,750,000      1,750,000       --        1,813,980       1,813,980
-----------------------------------------------------------------------------------------------------------------------------------
MA Water Resource Authority
RB, Series A, 6.50%, 7/15/19     A1  /A+  /A+     12,225,000          --       12,225,000 13,596,034           --        13,596,034
                                                                                          ---------- -------------- ---------------
                                                                                          14,043,866      2,861,140      16,905,006
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN - 8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Central Montcalm, MI Public
Schools RB, MBIA Insured,
5.75%, 5/1/24                    Aaa /AAA             --           750,000        750,000       --          748,500         748,500
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI GOB, Series B,
MBIA Insured, 6%, 4/1/17         Aaa /AAA             --         3,035,000      3,035,000       --        3,149,450       3,149,450
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B,
6.25%, 4/1/09                    Baa1/BBB+/A-      4,065,000          --        4,065,000  4,253,047           --         4,253,047
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B,
6.375%, 4/1/06                   Baa1/BBB+/A-      2,000,000          --        2,000,000  2,106,060           --         2,106,060
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI GORB, Series B,
6.375%, 4/1/07                   Baa1/BBB+/A-        500,000          --          500,000    525,840           --           525,840
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal
RB, Prerefunded, FGIC
Insured, Inverse Floater,
7.314%, 7/1/23 (1)               Aaa /AAA         10,100,000          --       10,100,000 10,718,625           --        10,718,625
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal
RRB, Unrefunded Balance,
FGIC Insured, Inverse
Floater, 7.314%, 7/1/23 (1)      Aaa /AAA /AAA     3,100,000          --        3,100,000  2,879,125           --         2,879,125
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply
System RB, Prerefunded,
FGIC Insured, Inverse
Floater, 8.664%, 7/1/22 (1)      Aaa /AAA /AAA     3,700,000          --        3,700,000  4,051,500           --         4,051,500
-----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply
System RB, Unrefunded
Balance, FGIC Insured,
Inverse Floater, 8.664%,
7/1/22 (1)                       Aaa /AAA          1,500,000          --        1,500,000  1,569,375           --         1,569,375
-----------------------------------------------------------------------------------------------------------------------------------
Howell, MI Public Schools RB,
MBIA Insured, 5.875%, 5/1/19     Aaa /AAA               --       1,850,000      1,850,000       --        1,877,177       1,877,177
-----------------------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB,
Series I, MBIA-IBC Insured,
6.25%, 10/1/20                   Aaa /AAA /AA           --       2,815,000      2,815,000       --        2,878,619       2,878,619
-----------------------------------------------------------------------------------------------------------------------------------
MI Hospital FAU RRB, FSA
Insured, Inverse Floater,
8.564%, 2/15/22 (1)              Aaa /AAA /AAA     5,000,000          --        5,000,000  5,100,000           --         5,100,000
-----------------------------------------------------------------------------------------------------------------------------------
MI Strategic Fund SWD RRB,
Genesee Power Station Project,
7.50%, 1/1/21                    NR  /NR           3,650,000          --        3,650,000  3,759,573           --         3,759,573
-----------------------------------------------------------------------------------------------------------------------------------
Romulus, MI Community Schools
RB, 5.75%, 5/1/25                Aaa /AAA                        1,400,000      1,400,000       --        1,395,310       1,395,310
-----------------------------------------------------------------------------------------------------------------------------------
Wayne Cnty., MI SPF Airport
RRB, Northwest Airlines, Inc.,
Series 1995, 6.75%, 12/1/15      NR  /NR          10,450,000          --       10,450,000 10,451,777           --        10,451,777
                                                                                          -----------------------------------------
                                                                                          45,414,922     10,049,056      55,463,978
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV Passenger
Facility Charge RB, Las Vegas
McCarran International Airport
Project, Series B, MBIA
Insured, 6.50%, 7/1/12           Aaa /AAA               --       2,000,000      2,000,000       --        2,091,920       2,091,920
-----------------------------------------------------------------------------------------------------------------------------------
Wahoe Cnty., NV SD RB, FSA
Insured, 5.875%, 6/1/20          Aaa /AAA /AAA          --       3,175,000      3,175,000       --        3,207,353       3,207,353
                                                                                          -----------------------------------------
                                                                                                --        5,299,273       5,299,273
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
NH Housing FAU SFM RB,
Series C, 6.90%, 7/1/19          Aa2 /NR             855,000          --          855,000    873,536           --           873,536
-----------------------------------------------------------------------------------------------------------------------------------
NH Turnpike System RRB,
Series A, FGIC Insured,
6.75%, 11/1/11                   Aaa /AAA /AAA          --         500,000        500,000       --          550,580         550,580

                                                                                          -----------------------------------------
                                                                                             873,536        550,580       1,424,116
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg.
Franciscan Oaks Project,
5.75%, 10/1/23                   NR  /NR           2,255,000          --        2,255,000  1,830,541           --         1,830,541
-----------------------------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg.
Keswick Pines, 5.70%,
1/1/18                           NR  /NR           1,000,000          --        1,000,000    824,400           --           824,400
-----------------------------------------------------------------------------------------------------------------------------------
NJ EDAU RRB, First Mtg.
Keswick Pines, 5.75%, 1/1/24     NR  /NR           1,125,000          --        1,125,000    902,250           --           902,250
-----------------------------------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental
Airlines, Inc. Project,
6.25%, 9/15/29                   Ba2 /BB          13,000,000          --       13,000,000 11,971,310           --        11,971,310
-----------------------------------------------------------------------------------------------------------------------------------
NJ Transportation COP,
Series 15, AMBAC Insured,
8.04%, 9/15/15 (4)               NR  /AAA               --       3,250,000      3,250,000       --        3,595,280       3,595,280
-----------------------------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C,
6.50%, 1/1/16                    A3  /A-  /A-     16,150,000          --       16,150,000 17,757,894           --        17,757,894
-----------------------------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C,
MBIA Insured, 6.50%, 1/1/16      Aaa /AAA /AAA     1,100,000          --        1,100,000  1,225,532           --         1,225,532
                                                                                          -----------------------------------------
                                                                                          34,511,927      3,595,280      38,107,207
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
NYC GOB, Inverse Floater,
6.923%, 8/27/15 (1)              Baa1/BBB+         3,050,000          --        3,050,000  3,084,313           --         3,084,313
-----------------------------------------------------------------------------------------------------------------------------------
NYC GOB, Prerefunded,
Series D, 8%, 8/1/15             Aaa /A-  /A      10,980,000          --       10,980,000 11,634,188           --        11,634,188
-----------------------------------------------------------------------------------------------------------------------------------
NYS DA RB, SUEFS, FGIC
Insured, 5.125%, 5/15/18         Aaa /AAA /AAA          --       1,000,000      1,000,000       --          956,570         956,570
-----------------------------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF,
Series A, 6%, 11/1/06            Baa1/A-           4,000,000          --        4,000,000  4,136,880           --         4,136,880
-----------------------------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF,
Series A, 6%, 5/1/08             Baa1/A-           2,000,000          --        2,000,000  2,070,380           --         2,070,380
-----------------------------------------------------------------------------------------------------------------------------------
NYS MTA Dedicated Tax
Fund RB, Series A, FGIC
Insured, 6.125%, 4/1/17          Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,049,940       1,049,940
-----------------------------------------------------------------------------------------------------------------------------------
NYS Tollway Authority
Highway & Bridge Trust
Fund RB, Series A, FSA
Insured, 6%, 4/1/16              Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,049,000       1,049,000
-----------------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, Series C,
5.875%, 1/1/19                   Aaa /AAA /AAA          --       5,000,000      5,000,000       --        5,077,350       5,077,350
-----------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB,
6.25%, 7/15/27                   Aa1 /A   /A+           --       5,250,000      5,250,000       --        5,225,535       5,225,535
-----------------------------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB,
Series 1, 6.25%, 7/15/34         Aa2 /A   /A+      10,000,000         --       10,000,000  9,894,300           --         9,894,300
                                                                                          -----------------------------------------
                                                                                          30,820,061     13,358,395      44,178,456
-----------------------------------------------------------------------------------------------------------------------------------
OHIO - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH PPS RB,
First Mtg., Prerefunded,
Series A, MBIA Insured, 7%,
11/15/16                         Aaa /AAA          1,100,000          --        1,100,000  1,216,116           --         1,216,116
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland, OH PPS RB, First
Mtg., Unrefunded Balance,
Series A, MBIA Insured, Series
A, 7%, 11/15/16                  Aaa /AAA            900,000          --          900,000    995,004           --           995,004
-----------------------------------------------------------------------------------------------------------------------------------
Mahoning Valley, OH Sanitary
Distilled Water RRB,  FSA
Insured, 5.75%, 11/15/16         Aaa /AAA /AAA          --       1,450,000      1,450,000       --        1,480,102       1,480,102
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH HCF
RRB, Series B, 6.25%, 2/1/22     NR  /NR           2,500,000          --        2,500,000  2,187,025           --         2,187,025
-----------------------------------------------------------------------------------------------------------------------------------
OH HFA SFM RB, Series B,
Inverse Floater, 9.466%,
3/1/31 (1)                       Aaa /AAA          3,030,000          --        3,030,000  3,192,863           --         3,192,863
-----------------------------------------------------------------------------------------------------------------------------------
OH Solid Waste RB,
Republic Engineered Steels,
Inc. Project, 9%, 6/1/21         NR  /NR           7,800,000          --        7,800,000  2,576,886           --         2,576,886
-----------------------------------------------------------------------------------------------------------------------------------
OH SWD RB, USG Corporate
Project, 5.65%, 3/1/33           Baa1/BBB+         8,000,000          --        8,000,000  6,936,160           --         6,936,160
-----------------------------------------------------------------------------------------------------------------------------------
Streetsboro, OH SDI GOB,
AMBAC Insured, 7.125%, 12/1/10   Aaa /AAA /AAA          --         500,000        500,000       --          563,220         563,220
-----------------------------------------------------------------------------------------------------------------------------------
Summit Cnty., OH RB, FGIC
Insured, 6.25%, 12/1/21          Aaa /AAA /AAA          --       1,270,000      1,270,000       --        1,340,460       1,340,460
                                                                                          -----------------------------------------
                                                                                          17,104,054      3,383,782      20,487,836
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
OK Industrial Authority
Health Systems RB, Baptist
Medical Center, Series C,
AMBAC Insured, 7%, 8/15/05       Aaa /AAA /AAA          --       2,000,000      2,000,000       --        2,172,060       2,172,060
-----------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK Municipal Airport
Trust RB, American Airlines
Project, 6.25%, 6/1/20           Baa2/BBB-         9,820,000          --        9,820,000  9,664,255           --         9,664,255
                                                                                          -----------------------------------------
                                                                                           9,664,255      2,172,060      11,836,315
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 13.3%
-----------------------------------------------------------------------------------------------------------------------------------
Allegheny Cnty., PA HDAU
RRB, Villa St. Joseph HCF,
6%, 8/15/28                      NR  /NR           2,000,000          --        2,000,000  1,666,500           --         1,666,500
-----------------------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA GOB,
Prerefunded, FGIC Insured,
Inverse Floater, 8.382%,
11/10/20 (1)                     Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,107,500       1,107,500
-----------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD
IDAU First Mtg. RRB, Asbury
Health Center, 6.375%,
12/1/19                          NR  /NR           1,250,000          --        1,250,000  1,118,175           --         1,118,175
-----------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD
IDAU First Mtg. RRB, Asbury
Health Center, 6.375%,
12/1/24                          NR  /NR           1,500,000          --        1,500,000  1,325,100           --         1,325,100
-----------------------------------------------------------------------------------------------------------------------------------
PA Convention Center
RRB, Series A, MBIA/IBC
Insured, 6.75%, 9/1/19           Aaa /AAA               --       1,150,000      1,150,000       --        1,231,915       1,231,915
-----------------------------------------------------------------------------------------------------------------------------------
PA EDFAU Facilities RB,
National Gypsum Co.,
Series B, 6.125%, 11/2/27        NR  /NR          10,000,000          --       10,000,000  9,035,400           --         9,035,400
-----------------------------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Colver
Project, Series D,
7.15%, 12/1/18                   NR  /BBB-         3,000,000          --        3,000,000  3,078,540           --         3,078,540
-----------------------------------------------------------------------------------------------------------------------------------
PA EDFAU SWD RB, USD
Corp. Project, 6%, 6/1/31        Baa1/BBB+        12,000,000          --       12,000,000 10,949,280           --        10,949,280
-----------------------------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC Insured, Inverse Floater, 7.854%,
3/1/22 (1)                       Aaa /AAA /AAA    17,500,000     1,250,000     18,750,000 17,850,000      1,275,000      19,125,000
-----------------------------------------------------------------------------------------------------------------------------------
PA TUCM RRB, Series N,
6.50%, 12/1/13                   Aaa /AAA            750,000          --          750,000    783,953           --           783,953
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Airport
RB, Series 387A, Inverse
Floater, 5.861%, 6/15/12 (1)    NR  /NR                --       1,565,000      1,565,000       --        1,539,866       1,539,866
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital &
HEFAU RB, Temple University
Childrens Medical, Series A,
5.625%, 6/15/19                  Baa2/BBB+         1,200,000          --        1,200,000    988,092           --           988,092
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital &
HEFAU RRB, The Philadelphia
Protestant Home Project,
Series A, 6.50%, 7/1/27          NR  /NR           3,380,000          --        3,380,000  3,041,493           --         3,041,493
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF
RRB, Baptist Home of
Philadelphia, Series A,
5.50%, 11/15/18                  NR  /NR           1,670,000          --        1,670,000  1,349,711           --         1,349,711
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF
RRB, Baptist Home of
Philadelphia, Series A,
5.60%, 11/15/28                  NR  /NR           1,275,000          --        1,275,000    991,746           --           991,746
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Regional
POAU Lease RB, MBIA Insured,
Inverse Floater, 8.03%,
9/1/20 (1)                       Aaa /AAA               --       1,900,000      1,900,000       --        1,945,125       1,945,125
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water &
Wastewater RB, FGIC Insured,
10%, 6/15/05                     Aaa /AAA /AAA    17,600,000                   17,600,000 21,510,368           --        21,510,368
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA RB,
Series A, 5.75%, 9/1/19          Aaa /AAA               --       1,000,000      1,000,000       --        1,006,080       1,006,080
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA RB,
Series A, 5.75%, 9/1/20          Aaa /AAA               --       2,795,000      2,795,000       --        2,801,904       2,801,904
-----------------------------------------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU
RR RRB, Schuylkill Energy
Resources, Inc., 6.50%, 1/1/10   NR  /NR  /BB+     7,665,000          --        7,665,000  7,539,371           --         7,539,371
                                                                                          -----------------------------------------
                                                                                          81,227,729     10,907,390      92,135,119
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB,
Escrowed to Maturity,
Series A, FGIC Insured,
6.50%, 1/1/16                    Aaa /AAA            285,000          --          285,000    317,137           --           317,137
-----------------------------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB,
Unrefunded Balance,
Series A, FGIC Insured,
6.50%, 1/1/16                    Aaa /AAA          1,715,000          --        1,715,000  1,902,604           --         1,902,604
                                                                                          -----------------------------------------
                                                                                           2,219,741           --         2,219,741
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS - 14.2%
-----------------------------------------------------------------------------------------------------------------------------------
AAAU TX SPF RB, American
Airlines, Inc. Project,
7%, 12/1/11                      Baa2/BBB-         3,000,000          --        3,000,000  3,259,320           --         3,259,320
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Hill, TX ISD CAP
RRB, Zero Coupon, 6.10%,
8/15/11 (3)                      Aaa /NR  /AAA          --       1,585,000      1,585,000       --          846,707         846,707
-----------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD
CAP GORB, Series A, Zero
Coupon, 5.89%, 2/15/14 (3)       Aaa /AAA          15,710,000         --       15,710,000  7,252,836           --         7,252,836
-----------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX
ISD CAP GORB, Series A, Zero
Coupon, 5.85%, 2/15/15 (1)       Aaa /AAA          15,000,000         --       15,000,000  6,483,750           --         6,483,750
-----------------------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD
CAP GORB, Series A, Zero
Coupon, 5.91%, 2/15/16 (1)       Aaa /AAA          16,240,000         --       16,240,000  6,573,627           --         6,573,627
-----------------------------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX
International Airport
Facilities Improvement Corp.
RB, American Airlines, Inc.,
7.25%, 11/1/30                   Baa1/BBB-         8,000,000          --        8,000,000  8,189,520           --         8,189,520
-----------------------------------------------------------------------------------------------------------------------------------
Grand Prairie, TX HFDC RRB,
Dallas/Ft. Worth Medical
Center Project, AMBAC
Insured, 6.875%, 11/1/10         Aaa /AAA /AAA          --       1,800,000      1,800,000       --        1,949,130       1,949,130
-----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB,
Toll Road, Sub. Lien,
Prerefunded, 6.50%, 8/15/15      Aa1 /AA             215,000          --          215,000    227,294           --           227,294
-----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll
Road, Sub. Lien, Unrefunded
Balance, 6.50%, 8/15/15          Aa1 /AA             785,000          --          785,000    825,749           --           825,749
-----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORRB,
Toll Road, Sub. Lien,
6.75%, 8/1/14                    Aa1 /AA           1,000,000          --        1,000,000  1,044,600           --         1,044,600
-----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Hospital
District RRB, AMBAC
Insured, 7.40%, 2/15/10          Aaa /AAA /AAA          --       2,000,000      2,000,000       --        2,251,400       2,251,400
-----------------------------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Houston
Sports Authority Special
CAP RB, Jr. Lien, Series B,
MBIA Insured, Zero Coupon,
5.33%, 11/15/13 (3)              Aaa /AAA /AAA          --       4,360,000      4,360,000       --        2,024,958       2,024,958
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior
Lien, Unrefunded Balance,
Series B, 6.40%, 12/1/09         A3  /A+             995,000          --          995,000  1,046,481           --         1,046,481
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior
Lien, Unrefunded Balance,
Series B, 6.75%, 12/1/08         A2  /AAA            440,000          --          440,000    460,218           --           460,218
-----------------------------------------------------------------------------------------------------------------------------------
Lower Colorado River Authority,
TX RRB, Series A,
5.875%, 5/15/17                  Aaa /AAA /AAA          --       1,625,000      1,625,000       --        1,662,196       1,662,196
-----------------------------------------------------------------------------------------------------------------------------------
Lower Neches Valley, TX
IDAU Corp. Sewer Facilities
RB, Mobil Oil Refining
Corp. Project, 6.40%, 3/1/30     Aaa /AAA               --       1,000,000      1,000,000       --        1,021,910       1,021,910
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB,
Prerefunded, Series B,
6.30%, 5/15/06                   Aa2 /AA             290,000          --          290,000    304,462           --           304,462
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC
RB, Prerefunded, Series
B, 6.40%, 5/15/08                Aa2 /AA             480,000          --          480,000    504,854           --           504,854
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB,
Series A, 7.25%, 11/15/19        NR  /NR           2,000,000          --        2,000,000  1,890,140           --         1,890,140
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB,
Series A, 7.50%, 11/15/29        NR  /NR           3,000,000          --        3,000,000  2,879,520           --         2,879,520
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB,
Unrefunded Balance,
Series B, 6.30%, 5/15/06         Aa2 /AA           2,710,000          --        2,710,000  2,816,178           --         2,816,178
-----------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC
RB, Unrefunded Balance,
Series B, 6.40%, 5/15/08         Aa2 /AA-          4,520,000          --        4,520,000  4,699,580           --         4,699,580
-----------------------------------------------------------------------------------------------------------------------------------
Retama, TX Development
Corp. SPF RRB, Retama
Racetrack, Escrowed to
Maturity, Series A,
10%, 12/15/19                    Aaa /AAA          4,880,000          --        4,880,000  7,387,002           --         7,387,002
-----------------------------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA
Insured, Zero Coupon, 5.95%,
9/1/13 (3)                        Aaa /AAA /AAA     6,900,000          --        6,900,000  3,297,372           --         3,297,372
-----------------------------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA
Insured, Zero Coupon,
5.93%, 9/1/14 (3)                 Aaa /AAA /AAA    17,500,000          --       17,500,000  7,837,725           --         7,837,725
-----------------------------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA
Insured, Zero Coupon,
5.85%, 9/1/15 (3)                 Aaa /AAA /AAA    10,000,000          --       10,000,000  4,191,800           --         4,191,800
-----------------------------------------------------------------------------------------------------------------------------------
TX MPA CAP RRB, MBIA
Insured, Zero Coupon,
5.98%, 9/1/16 (3)                 Aaa /AAA /AAA    39,990,000          --       39,990,000 15,692,876           --        15,692,876
-----------------------------------------------------------------------------------------------------------------------------------
Rio Grande Valley TX HFDC
Retirement Facilities RB,
Golden Palms, Series B,
MBIA Insured, 6.40%, 8/1/12      Aaa /AAA               --       2,000,000      2,000,000       --        2,093,940       2,093,940
                                                                                          -----------------------------------------
                                                                                          86,864,904     11,850,241      98,715,145
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
VT HFA Home Mtg. Purchase
RB, Series A, 7.85%, 12/1/29     A1  /NR           1,330,000          --        1,330,000  1,358,223           --         1,358,223
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
First Tier, Sub. Lien,
Series C, Zero Coupon,
5.60%, 8/15/05 (3)               Ba1 /NR           2,300,000          --        2,300,000  1,570,854           --         1,570,854
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
First Tier, Sub. Lien,
Series C, Zero Coupon,
5.75%, 8/15/07 (3)               Ba1 /NR           2,800,000          --        2,800,000  1,653,372           --         1,653,372
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
First Tier, Sub. Lien,
Series C, Zero Coupon,
5.82%, 8/15/08 (3)               Ba1 /NR           3,000,000          --        3,000,000  1,649,310           --         1,649,310
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
First Tier, Sub. Lien,
Series C, Zero Coupon,
5.85%, 8/15/09 (3)               Ba1 /NR           3,100,000          --        3,100,000  1,579,574           --         1,579,574
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
Sr. Lien, Series B, Zero
Coupon, 5.86%, 8/15/20 (3)       Baa3/A   /A      25,000,000          --       25,000,000  6,258,500           --         6,258,500
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP, Sr.
Lien, Series B, Zero
Coupon, 5.86%, 8/15/21 (3)       Baa3/A   /A      26,300,000          --       26,300,000  6,151,307           --         6,151,307
-----------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn.,
VA Toll Road RB, CAP,
Sr. Lien, Series B, Zero
Coupon, 5.86%, 8/15/22 (3)       Baa3/A   /A      29,900,000          --       29,900,000  6,533,748           --         6,533,748
                                                                                          -----------------------------------------
                                                                                          25,396,665           --        25,396,665
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Tacoma, WA Electric Systems
RB, Prerefunded, AMBAC
Insured, Inverse Floater,
8.891%, 1/2/15 (1)               Aaa /AAA /AAA          --       1,000,000      1,000,000       --        1,068,750       1,068,750
-----------------------------------------------------------------------------------------------------------------------------------
WA PP Supply System RRB,
Nuclear Project No. 1,
5.40%, 7/1/12                    Aa1 /AA- /AA-    20,000,000          --       20,000,000 19,821,600           --        19,821,600
-----------------------------------------------------------------------------------------------------------------------------------
WA PP Supply System RRB,
Nuclear Project No. 2,
Series A, FGIC Insured,
Zero Coupon, 5.50%, 7/1/09 (3)   Aaa /AAA /AAA          --       2,000,000      2,000,000       --        1,221,740       1,221,740
                                                                                          -----------------------------------------
                                                                                          19,821,600      2,290,490      22,112,090
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
WV Parkways ED & Tourism
Authority RB, FGIC
Insured, Inverse Floater,
7.373%, 5/16/19 (1)              Aaa /AAA          3,600,000          --        3,600,000  3,550,500           --         3,550,500
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
WI Health & Educational FA
RB, Aurora Medical Group,
Inc. Project, FSA Insured,
6%, 11/15/11                     Aaa /AAA /AAA          --       1,370,000      1,370,000       --        1,455,392       1,455,392
-----------------------------------------------------------------------------------------------------------------------------------
WI Housing & EDAU Home
Ownership RRB, Series A,
7.10%, 3/1/23                    Aa2 /AA             290,000          --          290,000    298,425           --           298,425
                                                                                          -----------------------------------------
                                                                                             298,425      1,455,392       1,753,817
-----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
DC Hospital RRB,
Medlantic Healthcare
Group, Series A, MBIA
Insured, 5.25%, 8/15/12          Aaa /AAA /AAA          --       1,000,000      1,000,000       --          994,100         994,100
-----------------------------------------------------------------------------------------------------------------------------------
DC RRB, Prerefunded,
Series A-1, MBIA Insured,
6%, 6/1/11                       Aaa /AAA /AAA          --         100,000        100,000       --          106,660         106,660
-----------------------------------------------------------------------------------------------------------------------------------
DC RRB, Unrefunded
Balance, Series A-1, MBIA
Insured, 6%, 6/1/11              Aaa /AAA /AAA          --       1,900,000      1,900,000       --        2,010,029       2,010,029
                                                                                          -----------------------------------------
                                                                                                --        3,110,789       3,110,789
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
PR CMWLTH Linked GOUN,
FSA Insured, 5.831%, 7/1/20     Aaa /AAA /AAA    10,000,000          --       10,000,000 10,036,200           --        10,036,200
-----------------------------------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB,
Series PA-638B, Inverse
Floater, 7.38%, 8/1/15 (1)      NR  /NR               --       1,500,000      1,500,000       --         1,675,785       1,675,785
                                                                                          -----------------------------------------
                                                                                         10,036,200      1,675,785      11,711,985
                                                                                          -----------------------------------------

Total Municipal Bonds and
Notes (Cost $578,367,906,
$115,840,298, Combined
$694,208,204)                                                                            568,680,281    118,737,813     687,418,094

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT
OBLIGATIONS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Maricopa Cnty., AZ PC Corp.
RRB, Arizona Public
Service Co., Series C,
3.95%, 4/3/00
(Cost $2,000,000)                                       --       2,000,000      2,000,000        --       2,000,000       2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $578,367,906,
$117,840,298, COMBINED
$696,208,204)                                          98.9%       102.0%       99.4%    568,680,281    120,737,813     689,418,094
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                         1.1         (2.0)        0.6       6,507,024     (2,371,332)      4,217,603
                                                   --------     ----------     -----    ------------   ------------    ------------
NET ASSETS                                             98.9%       102.0%      100.0%   $575,187,305   $118,366,481    $693,635,697
                                                   ========     =========      =====    ============   ============    ============

To simplify the listings of securities, abbreviations are used per the table below:
AAAU - Alliance Airport Authority, Inc.
AB - Airport Board AIC - Airport Improvement Corp. BOE - Board of Education BTAU
- Bridge & Tunnel Authority CAP - Capital Appreciation CD - Commercial Development CDAU - Communities Development Authority CDC - Community Development Corp. CDD - Community Development District CFD - Community Facilities District CIA - Community Improvement Agency CMWLTH - Commonwealth COP - Certificates of Participation CUS - City University System DA - Dormitory Authority DAU - Development Authority ED - Economic Development EDAU - Economic Development Authority
EDFAU - Economic Development Finance Authority EFCPC - Environmental Facilities Corp. Pollution Control EPAU - Electric Power Authority ERDAUEF - Energy Research & Development Authority Electric Facilities ERDAUGF - Energy Research & Development Authority Gas Facilities ERDAUPC - Energy Research & Development Authority Pollution Control EU - Electric Utilities FA - Facilities Authority FAU - Finance Authority GAC - Government Assistance Corp.
GP - General Purpose
GOB - General Obligation Bonds
GORB - General Obligation Refunding Bonds GORRB - General Obligation Revenue Refunding Bonds GOUN - General Obligation Unlimited Nts. HA - Hospital Authority HAU - Housing Authority HCF - Health Care Facilities HDAU - Hospital Development Authority HDC - Housing Development Corp.
HEAA - Higher Education Assistance Agency HEAU - Higher Education Authority HEFAU - Higher Educational Facilities Authority HF - Health Facilities HFA - Housing Finance Agency HFASC - Housing Finance Agency Service Contract HFAU - Health Facilities Authority HFDC - Health Facilities Development Corp. HFFAU - Health Facilities Finance Authority HTAU - Highway & Transportation Authority IDV - Industrial Development IDA - Industrial Development Agency IDAU - Industrial Development Authority ISD - Independent School District LGAC - Local Government Assistance Corp. L.I. - Long Island LMC - Loan Marketing Corp.
MAG - Mtg. Agency
MCFFA - Medical Care Facilities Finance Agency MEAU - Municipal Electric Authority MH - Multifamily Housing MHESF - Mental Health Services Facilities MPA
- Municipal Power Agency MTAU - Metropolitan Transportation Authority MUAU - Municipal Utilities Authority MUD - Municipal Utility District MWFAU - Municipal Water Finance Authority NYC - New York City NYS - New York State PAUNYNJ - Port Authority of New York & New Jersey PAU - Power Authority PC - Pollution Control PCFAU - Pollution Control Finance Authority PFAU - Public Finance Authority POAU
- Port Authority PP - Public Power PPA - Public Power Agency PPAU - Public Power Authority PPS - Public Power System PWBL - Public Works Board Lease RA - Redevelopment Agency RAN - Revenue Anticipation Nts.
RB - Revenue Bonds
RDAU - Research & Development Authority
RR - Resource Recovery
RRB - Revenue Refunding Bonds
SAC - Student Assistance Corp.
SCD - Statewide Communities Development
SCDAU - Statewide Communities Development Authority SDI - School District SFM - Single Family Mtg.
SHAU - State Housing Authority SPAST - Special Assessment SPF - Special Facilities SPO - Special Obligations SPTX - Special Tax SPWBL - State Public Works Board Lease
SUEFS - State University Educational Facilities System SWD - Solid Waste Disposal TAN - Tax Anticipation Nts.
TBTAU - Triborough Bridge & Tunnel Authority TUAU - Turnpike Authority TUCM - Turnpike Commission TXAL - Tax Allocation UDA - Urban Development Agency UDC - Urban Development Corp.
USD - Unified School District
WPCAU - Water Pollution Control Authority
WS - Water System
WSS - Water & Sewer System


1. Represents the current interest rate for a variable rate bond known as an "inverse floater" which pays interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $58,372,338 or 10.15%, $11,380,151 or 9.62% (Combined $69,752,489 or 10.06%) of the Fund's net assets as of March 31, 2000.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $26,858,124 or 4.67%, $1,675,785 or 1.42% (Combined $28,533,909 or 4.11%) of the Fund's net assets as of March 31, 2000.
3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
4. Represents the current interest rate for a variable or increasing rate security.


Pro Forma Combining Statements of Assets and Liabilities March 31, 2000 (Unaudited)
Oppenheimer Municipal Bond Fund and Oppenheimer Insured Municipal Fund


                                                                                Oppenheimer                  Pro Forma
                                                              Oppenheimer        Insured                   Oppenheimer
                                                              Municipal Bond   Municipal         ProForma Municipal Bond
                                                                     Fund        Fund (1)     Adjustments         Fund
                                                              ---------------------------------------------------------
ASSETS:
Investments, at value (cost * )                              $568,680,281   $120,737,813                  $689,418,094

Cash                                                            1,394,815        441,374                    $1,942,092
Unrealized appreciation on forward foreign
Receivables:
   Interest, dividends and principal paydowns                   7,826,203      1,691,496                    $9,517,699
   Shares of beneficial interest or capital stock sold            120,109         75,056                      $195,165
   Investments sold                                                     -         26,114                       $26,114
Other                                                              66,645         14,140                       $80,785
                                                              ---------------------------------------------------------
  Total assets                                               $578,088,053   $122,985,993                  $701,074,046
                                                              --------------------------------------------=============
LIABILITIES:
Payables and other liabilities:
   Investments purchased                                                -      3,957,313                     3,957,313
   Dividends                                                    1,884,452        352,037                     2,236,489
   Shares of beneficial interest or capital stock redeemed         94,838        122,725                       217,563
   Custodian fees                                                     462            237                           699
   Trustees' and Directors' fees                                  236,432          1,589                       238,021
   Distributions and service plan fees                            327,211         71,632                       398,843
   Daily variation on futures contracts                           171,875         48,813                       220,688
   Transfer and shareholder servicing agent fees                   79,080         17,758                        96,838
   Other                                                          106,398         47,408       (81,911)         71,895
                                                              ---------------------------------------------------------
      Total liabilities                                         2,900,748      4,619,512       (81,911)      7,438,349
                                                              ---------------------------------------------------------
NET ASSETS                                                   $575,187,305   $118,366,481        81,911    $693,635,697
                                                              =========================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                               586,655,262    124,747,660             -     711,402,922
Par value of shares of capital stock                                                   -             -               -
Additional paid-in capital                                                             -             -               -
Undistributed net investment income                            (1,425,049)      (157,797)       81,911      (1,500,935)
Accumulated net realized loss from investments and
   foreign currency transactions                                  785,342     (8,792,272)                   (8,006,930)
Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies                                         (10,828,250)     2,568,890                    (8,259,360)
                                                              ---------------------------------------------------------
NET ASSETS                                                   $575,187,305   $118,366,481        81,911    $693,635,697
                                                              =========================================================



Pro Forma Combining Statements of Assets and Liabilities March 31, 2000 (Unaudited)
Oppenheimer Municipal Bond Fund and Oppenheimer Insured Municipal Fund


                                                                             Oppenheimer                     Pro Forma
                                                              Oppenheimer        Insured                   Oppenheimer
                                                              Municipal Bond   Municipal         ProForma Municipal Bond
                                                                     Fund        Fund (1)     Adjustments         Fund
                                                              ---------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on
net assets of $499,512,113, $92,253,576 and $591,765,689
and 53,430,137, 5,772,200 and 63,296,830shares of
beneficial interest or capital shares outstanding for
Oppenheimer Municipal Bond Fund, Oppenheimer Insured
Municipal Fund and Combined Oppenheimer Municipal Bond
Fund, respectively)                                                 $9.35         $16.12                         $9.35

Maximum offering price per share (net asset value plus
sales charge of 4.75% of offering price)                            $9.82         $16.92                         $9.82

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$63,714,846, $21,874,843 and $85,589,689 and 6,829,894, 1,356,038 and 9,174,465
shares of beneficial interest or capital shares outstanding for Oppenheimer
Municipal Bond Fund, Oppenheimer Insured Municipal Fund and
Combined Oppenheimer Municipal Bond Fund, respectively)             $9.33         $16.13                         $9.98

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$11,960,346, $4,238,061 and $16,198,407 and 1,282,255, 262,924 and 1,736,495
shares of beneficial interest or capital shares outstanding for Oppenheimer
Municipal Bond Fund, Oppenheimer Insured Municipal Fund
and Combined Oppenheimer Municipal Bond Fund respectively)           $9.33         $16.12                         $9.96


*Cost                                                         $578,367,906   $117,840,298                  $696,208,204






(1) Oppenheimer Insured Municipal Fund Class A shares will be exchanged for Oppenheimer Municipal Bond Fund Class A shares.
     Oppenheimer Insured Municipal Fund Class B shares will be exchanged for
           Oppenheimer Municipal Bond Fund Class B shares.
     Oppenheimer Insured Municipal Fund Class C shares will be exchanged for
           Oppenheimer Municipal Bond Fund Class C shares.


Pro Forma Combining Statements of Operations For The Twelve Months Ended March 31, 2000 (Unaudited)
Oppenheimer Municipal Bond Fund and Oppenheimer Insured Municipal Fund


                                                                             Oppenheimer                     Pro Forma
                                                              Oppenheimer        Insured                   Oppenheimer
                                                              Municipal Bond   Municipal         ProForma Municipal Bond
                                                                     Fund        Fund (1)     Adjustments         Fund
                                                              ---------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $40,324,172     $7,730,925                   $48,055,097
Dividends                                                               -              -                             -
                                                              ---------------------------------------------------------
   Total income                                                40,324,172      7,730,925                    48,055,097
                                                              ---------------------------------------------------------
EXPENSES:
Management fees                                                 3,413,777        570,540                     3,984,317
Distribution and service plan fees:
Class A                                                         1,221,353        235,068                     1,456,421
Class B                                                           824,057        262,467                     1,086,524
Class C                                                           166,432         53,985                       220,417
Transfer and shareholder servicing agent fees                     491,679        107,734                       599,413
Custodian fees and expenses                                        96,424         13,757                       110,181
Legal and auditing fees                                            45,111         27,859       (27,859)(1)      45,111
Insurance expenses                                                  6,061          2,627                         8,688
Shareholder reports                                               164,837         88,500       (54,052)(2)     199,285
Trustees' or Directors' fees and expenses                          45,740          5,256                        50,996
Registration and filing fees:                                           -         48,492                        48,492
Class A                                                                 -              -                             -
Class B                                                                 -              -                             -
Class C                                                                 -              -                             -
Other                                                              18,410         10,098                        28,508
                                                              ---------------------------------------------------------
   Total expenses                                               6,493,881      1,426,383       (81,911)      7,838,353
                                                              ---------------------------------------------------------
NET INVESTMENT INCOME                                          33,830,291      6,304,542        81,911      40,216,744
                                                              ---------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
   Investments                                                   (907,070)   (10,077,278)                  (10,984,348)
   Closing of futures contracts                                 2,658,407        241,802                     2,900,209
   Closing and expiration of options written                            -              -                             -
   Foreign currency transactions                                        -              -                             -
                                                              ---------------------------------------------------------
Net realized loss                                               1,751,337     (9,835,476)            -      (8,084,139)
                                                              ---------------------------------------------------------

Net change in unrealized appreciation or depreciation on:
  investments                                                 (67,398,676)    (4,293,931)                  (71,692,607)
  Translation of assets and liabilities denominated in
      foreign currencies                                                -              -                             -
                                                              ---------------------------------------------------------
      Net change                                              (67,398,676)    (4,293,931)                  (71,692,607)
                                                              ---------------------------------------------------------
Net realized and unrealized loss                              (65,647,339)   (14,129,407)            -     (79,776,746)
                                                              ---------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                     ($31,817,048)  ($7,824,865)      $81,911    ($39,560,002)
                                                              =========================================================



(1)  Elimination of duplicate expense.
(2)  Elimination of printing related expense.

                         OPPENHEIMER MUNICIPAL BOND FUND

                                        FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits


(1)   Amended and  Restated  Declaration  of Trust dated  September  16, 1996:
Previously filed with Registrant's Post-Effective Amendment No. 37 (11/20/96) and incorporated herein by reference .

(2) Amended and Restated By-Laws dated as of June 4, 1998: Previously filed with Registrant's Post-Effective Amendment No. 41 (11/27/98) and incorporated herein by reference.

(3)   N/A.

(4) Agreement and Plan of Reorganization: Previously filed with Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

(6) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 27 (2/28/91), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(7)   (i)  General   Distributor's   Agreement   dated   December   10,  1992:
Previously   filed  with   Registrant's   Post-Effective   Amendment   No.  30
(3/16/93), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iii)  Form of  OppenheimerFunds  Distributor,  Inc.  Broker  Agreement:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iv)  Form  of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

(8) (i) Retirement Plan for  Non-Interested  Trustees or Directors dated 6/7/90:
Previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Form  of  Deferred   Compensation   Agreement  for   Disinterested
Trustees: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

(9) (i) Custody Agreement dated October 7, 1976: Previously filed with Registrant's Post-Effective Amendment No. 2 (5/18/77), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference .

      (ii) Assignment and Amendment dated May 1, 1987 of Custody Agreement dated October 7, 1976 among Oppenheimer Tax-Free Bond Fund, Inc., Citibank, N.A., and Oppenheimer Tax-Free Bond Fund: Previously filed with Registrant's Post-Effective Amendment No. 22, 5/1/87, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Amendment dated as of March, 1978 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Amendment dated as of August 13, 1980 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Amendment dated September 28, 1984 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi) Amendment dated June 16, 1986 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (vii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to registration statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference.

(10)  (i) Service Plan and  Agreement  for Class A shares dated June 20, 1994:
Previously  filed  with  Post-Effective  Amendment  No.  42  (11/19/99),   and
incorporated herein by reference.

     (ii) Distribution and Service Plan and Agreement for Class B shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

(11) Opinion and Consent of Counsel dated May 1, 1987: Previously filed with Registrant's Post-Effective Amendment No. 22 (5/1/87) , refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(12) Tax Opinion Relating to the Reorganization: Draft Tax Opinion: Previously filed with Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

(13)  N/A.

(14) (i) Consent of Deloitte & Touche LLP: Draft - Previously filed with Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

      (ii) Consent of KPMG LLP: Draft - Previously filed with Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

(15)  N/A.

(16) Powers of Attorney for all Trustees/Directors: Previously filed with Pre-Effective Amendment No. 1 to the registration statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/4/99, and incorporated herein by reference.

(17)  N/A.

Item 17.  Undertakings

(1)         N/A.

(2)         N/A.

      The undersigned Registrant agrees to file a final tax opinion on a timely basis following the effectiveness of this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 2nd day of August, 2000.

                                          Oppenheimer Municipal Bond Fund


                                          By: /s/ Bridget A. Macaskill*

--------------------------------------
                                                Bridget A. Macaskill,
      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                      Title                    Date

/s/ Leon Levy*                  Chairman of the          August 2, 2000
-------------------------------------                    Board of Trustees
Leon Levy

/s/ Donald W. Spiro*            Vice Chairman and        August 2, 2000
-------------------------------------                    Trustee
Donald W. Spiro

/s/ Robert G. Galli*            Trustee                  August 2, 2000
-------------------------------------
Robert G. Galli

/s/ Benjamin Lipstein*          Trustee                  August 2, 2000
-------------------------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill*       President,               August 2, 2000
--------------------------------------                   Principal Executive
Bridget A. Macaskill            Officer, Trustee

/s/ Elizabeth B. Moynihan*      Trustee                  August 2, 2000
-------------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*         Trustee                  August 2, 2000
-------------------------------------
Kenneth A. Randall



/s/ Edward V. Regan*            Trustee                  August 2, 2000
-------------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*   Trustee                  August 2, 2000
-------------------------------------
Russell S. Reynolds, Jr.

/s/ Brian W. Wixted*            Treasurer                August 2, 2000
-------------------------------------
Brian W. Wixted

/s/ Clayton K. Yeutter*         Trustee                  August 2, 2000
-------------------------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
---------------------------------------------
Robert G. Zack, Attorney-in-Fact